LEASES (Tables)	12 Months Ended
Dec. 31, 2023
LEASES
Schedule of lease rental receivables

	As at December 31
	2022	2023	2023
	RMB	RMB	US$
Current assets:
Direct financing leases	42,295	25,688	3,618
Sales-type leases	772	22,237	3,132
	43,067	47,925	6,750
Non-current assets:
Direct financing leases	30,682	—	—
Sales-type leases	9,506	314	44
	40,188	314	44
Total	83,255	48,239	6,794

Schedule of net investment in direct financing and sales-type leases

	As at December 31
	2022	2023	2023
	RMB	RMB	US$
Total minimum lease payments receivable	136,188	67,522	9,509
Less: Executory costs	—	—	—
Minimum lease payments receivable	136,188	67,522	9,509
Less: Allowance for credit losses	(42,313)	(14,937)	(2,104)
Net minimum lease payments receivable	93,875	52,585	7,405
Unguaranteed residuals	—	—	—
Less: Unearned income	(10,620)	(4,346)	(611)
Net investment in financing leases	83,255	48,239	6,794
Current portion	43,067	47,925	6,750
Non-current portion	40,188	314	44

Schedule of future minimum lease payments to be received

	As at December 31
	2023
	RMB	US$
For the year ending December 31, 2024	52,253	7,359
For the year ending December 31, 2025	332	46
Thereafter	—	—
Total minimum lease payments	52,585	7,405
Unearned income	(4,346)	(611)
Net investment in direct financing and sales-type leases	48,239	6,794

Schedule of components of lease cost

	For the years ended December 31
	2021	2022	2023	2023
	RMB	RMB	RMB	US$
Operating lease cost	674,892	671,422	608,066	85,644
Short-term lease cost	100,766	116,107	4,415	622
Financing lease cost:
Amortization of ROU assets	1,293	2,313	242	34
Interest	169	202	88	12

Total lease cost	777,120	790,044	612,811	86,312

Schedule of other information about leases for lessee

	For the years ended December 31
	2021	2022	2023	2023
	RMB	RMB	RMB	US$
Other information
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	745,032	770,580	612,224	86,230
Operating cash flows from financing leases	169	202	88	12
Financing cash flows from financing leases	1,481	1,772	1,193	168
ROU assets obtained in exchange for new operating lease liabilities	780,576	560,056	328,599	46,282
ROU obtained in exchange for new finance lease liabilities	1,493	38,134	643	91
Weighted-average remaining lease term (in years):
Operating leases	5.03	4.58	3.46	—
Financing leases	2.79	2.99	1.60	—
Weighted-average discount rate:
Operating leases	7.67%	7.86%	7.52%
Financing leases	5.19%	5.67%	6.17%

Schedule of future minimum lease payments for operating and financing leases

	Operating Leases		Financing leases
	RMB	US$	RMB	US$
For the year ended December 31, 2024	604,939	85,203	862	121
For the year ended December 31, 2025	405,398	57,099	389	55
For the year ended December 31, 2026	253,910	35,762	260	37
For the year ended December 31, 2027	134,735	18,977	149	21
For the year ended December 31, 2028	72,142	10,161	92	13
Thereafter	218,284	30,745	—	—
Total minimum lease payments	1,689,408	237,947	1,752	247
Less: imputed interest	303,104	42,690	103	15
Total lease liability balance	1,386,304	195,257	1,649	232
Minimum payments related to leases not yet commenced as of December 31, 2023	46,110	6,494	—	—